Employee Benefits - Amounts Recognized in Relation to Net Defined Benefit Liabilities in Statements of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Present value of funded obligations	₩ 1,826,907	₩ 1,715,583
Fair value of plan assets	(1,714,166)	(1,693,118)
Present value of non-funded obligations	16,228	17,437
Net defined benefit liabilities	₩ 128,969	₩ 39,902